UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Federated Bond Portfolio

Not since the Great Depression have our financial markets seen such turmoil. Clearly, there has been a huge amount of leverage throughout the economy, and the de-leveraging will take a while. Sparked by the turmoil in home mortgage lending and a huge rise in oil prices (both symptomatic of the degree of leverage), the economy is most likely headed into recession. There was a glimmer of hope in the credit markets toward the end of December that the bottom in stocks had been reached. To be sure, 3-Month Libor (a measure of the tightness of short-term bank credit) had fallen to around 1.42% from a high of around 4.82% in early October, and corporate bond spreads had narrowed a tad. The economic statistics should remain fairly dismal for awhile as the economy gradually clears itself of the excesses.

Treasury interest rates finished the year down 175-320 basis points, more at the shorter maturities. The 5-year Treasury yield stood at 1.55% on December 31, 2008. It was another very rough year for all credit-related bonds and Treasuries were a clear winner. The Barclays Capital Aggregate Bond Index produced an excess return to similar duration Treasuries of -7.10% in 2008. In other words, similar duration Treasuries had a total return some 7.10% higher than that of the Barclays Capital Aggregate Index.

For the 12-month reporting period ending December 31, 2008 the Portfolio’s shares produced total returns of 1.94% at net asset value. The Barclays Capital Aggregate Bond Index, the fund’s benchmark, returned 5.24%.

The Portfolio underperformed its benchmark considerably during 2008, but many investment managers running against the same benchmark underperformed by substantially greater magnitudes. The Portfolio’s yield curve positioning was the only positive contributor to performance in 2008. Duration management had a slight positive impact on performance while sector management hurt by a considerable amount and security selection to a lesser degree. Sector and quality positioning were drags on performance last year as lower quality corporate bonds (A-rated and below) and CMBS and ABS were hurt by the sub-prime lending crisis.

In security selection, although we were underweighted in financials, our exposures to the Lehman Bros and Washington Mutual bankruptcy and seizure hurt performance. Other positions that hurt performance included Xstratta Finance, Textron Financial, AMB Property (a REIT), and Wyndham Worldwide. Our security selection in CMBS was also quite poor. There were some positives in security selection. Some names in the investment-grade corporate area that added significant value to the portfolio last year included positions in Zurich Financial, Hydro Quebec, Blackrock, and Union Pacific Railroad. Also, our positioning in MBS, Agencies and Treasury futures also added significant value to performance.

BARCLAY'S
MAXIM	CAPITAL
FEDERATED BOND	AGGREGATE
BALANCE	BALANCE

	10,000.00	10,000.00
2003	9,980.00	10,017.60
2004	10,317.32	10,452.26
2005	10,500.97	10,706.15
2006	10,965.12	11,169.73
2007	11,697.59	11,948.26
2008	11,924.52	12,574.34

Maxim Federated Bond Portfolio

Total Return –

One Year:	1.94%
Five Years:	3.63%
Since inception:	3.16%

Portfolio Inception: 5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Federated Bond Portfolio, made at its inception, with the performance of the Barclay’s Capital Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Federated Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and broker; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $4,454,537 of securities on loan) (1)	$142,025,429
Cash	1,521,367
Interest receivable	1,506,748
Subscriptions receivable	237,852

Total assets	145,291,396

LIABILITIES:
Due to investment adviser	87,397
Payable upon return of securities loaned	4,566,251
Redemptions payable	478,857
Payable for investments purchased	176,256
Variation margin on futures contracts	99,348

Total liabilities	5,408,109

NET ASSETS	$139,883,287

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,467,066
Additional paid-in capital	147,365,368
Net unrealized depreciation on investments and futures contracts	(9,243,622)
Accumulated net realized gain on investments and futures contracts	294,475

NET ASSETS	$139,883,287

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$9.53

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	14,670,660

(1) Cost of investments in securities:	$151,551,047

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$10,531,537
Income from securities lending	69,650

Total income	10,601,187

EXPENSES:
Management fees	1,302,947

NET INVESTMENT INCOME	9,298,240

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	371,059
Net realized gain on futures contracts	2,181,940
Change in net unrealized depreciation on investments	(10,930,698)
Change in net unrealized appreciation on futures contracts	230,356

Net realized and unrealized loss on investments and futures contracts	(8,147,343)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,150,897

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,298,240	$8,746,471
Net realized gain on investments	371,059	182,755
Net realized gain on futures contracts	2,181,940	835,978
Change in net unrealized appreciation (depreciation) on investments	(10,930,698)	2,104,009
Change in net unrealized appreciation on futures contracts	230,356	51,640

Net increase in net assets resulting from operations	1,150,897	11,920,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,328,362)	(8,739,861)
From net realized gains	(338,492)

Total distributions	(9,666,854)	(8,739,861)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	74,558,949	140,014,572
Reinvestment of distributions	9,666,854	8,739,861
Redemptions of shares	(131,757,306)	(82,731,649)

Net increase (decrease) in net assets resulting from share transactions	(47,531,503)	66,022,784

Total increase (decrease) in net assets	(56,047,460)	69,203,776

NET ASSETS:
Beginning of period	195,930,747	126,726,971

End of period (1)	$139,883,287	$195,930,747

OTHER INFORMATION:

SHARES:
Sold	7,607,934	14,298,461
Issued in reinvestment of distributions	1,002,478	899,557
Redeemed	(13,727,596)	(8,458,287)

Net increase (decrease)	(5,117,184)	6,739,731

(1) Including undistributed net investment income		$6,610

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.90	$9.71	$9.71	$9.88	$9.85

Income from Investment Operations

Net investment income	0.52	0.44	0.42	0.34	0.30
Net realized and unrealized gain (loss)	(0.35)	0.19	0.00	(0.17)	0.03

Total Income From Investment Operations	0.17	0.63	0.42	0.17	0.33

Less Distributions

From net investment income	(0.52)	(0.44)	(0.42)	(0.34)	(0.30)
From net realized gains	(0.02)

Total Distributions	(0.54)	(0.44)	(0.42)	(0.34)	(0.30)

Net Asset Value, End of Period	$9.53	$9.90	$9.71	$9.71	$9.88

Total Return ±	1.94%	6.68%	4.42%	1.78%	3.38%

Net Assets, End of Period ($000)	$139,883	$195,931	$126,727	$114,270	$110,466

Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	5.00%	4.73%	4.34%	3.52%	2.93%

Portfolio Turnover Rate	72.10%	55.74%	62.84%	32.96%	65.55%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total

Assets
Bonds	$		$137,432,174	$27,250	$137,459,424
Short-term investments		4,566,005			4,566,005
Other financial instruments*		(99,348)			(99,348)

Total		$4,466,657	$137,432,174	$27,250	$141,926,081

* Other financial instruments consist of futures. Futures are reported at their variation margin as of December 31, 2008.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Bonds

Beginning Balance, January 1, 2008	$—
Total gain (or losses) (realized/unrealized)	(16,895)
Purchases, sales and corporate actions	3,645
Transfers into (out of) Level 3	40,500

Ending Balance, December 31, 2008	$27,250

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2008 were $4,820,134, $3,266,125 and 2.33%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $37,520,213 and $27,320,188, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $91,024,847 and $148,933,062, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $151,553,777. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,977,174 and gross depreciation of securities in which there was an excess of tax cost over value of $12,505,522, resulting in net depreciation of $9,528,348.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 30 open U.S. Treasury Bond long futures, and 55 open U.S. 2-year Treasury Note short futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $325,647, and unrealized depreciation of $43,651, respectively, for a total unrealized appreciation of $281,996.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $4,454,537 and received collateral of $4,566,251 for such loan of which $4,566,005 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$9,304,850	$8,739,861
Long-term capital gain	362,004	0

	$9,666,854	$8,739,861

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income		$0
Undistributed capital gains		579,201

Net accumulated earnings		579,201

Net unrealized depreciation on investments		(9,528,348)
Capital loss carryforwards		0
Post-October losses		0

Tax composition of capital		$(8,949,147)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $23,512 from accumulated net realized gain on investments to overdistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2008, the Portfolio utilized $1,633,410 of capital loss carryforwards.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE — 0.66%
100,000	Alliant Techsystems Inc Senior Subordinated Notes 6.750% April 1, 2016	90,000
50,000	DRS Technologies Inc Senior Notes 6.625% February 1, 2016	50,000
150,000	L-3 Communications Corp Senior Subordinated Notes 6.125% January 15, 2014	136,125
300,000	Lockheed Martin Corp Senior Notes 4.121% March 14, 2013	292,447
250,000	Raytheon Co Senior Unsecured Notes 5.375% April 1, 2013	251,152
75,000	Sequa Corp * Senior Notes 11.750% December 1, 2015	28,500
100,000	TransDigm Inc Notes 7.750% July 15, 2014	82,000
		$930,224

AGENCY — 46.74%
1,612,556	Fannie Mae 6.000% August 1, 2037	1,661,918
1,942,542	Fannie Mae 6.000% February 1, 2037	2,002,115
919,923	Fannie Mae 6.000% February 1, 2036	948,135
847,254	Fannie Mae 6.500% June 1, 2036	881,012
22,634	Fannie Mae 6.500% April 1, 2037	23,535
3,174,042	Fannie Mae 6.000% September 1, 2037	3,271,204
2,395,230	Fannie Mae 6.000% March 1, 2037	2,468,552
4,440,965	Fannie Mae † 5.543% March 1, 2047	4,523,327
959,961	Fannie Mae 4.500% June 1, 2018	987,389
658,694	Fannie Mae 5.000% February 1, 2018	679,983

799,729	Fannie Mae 6.500% August 1, 2037	831,548
972,802	Fannie Mae 5.500% March 1, 2036	998,379
249,674	Fannie Mae 4.500% August 1, 2035	253,504
1,262,380	Fannie Mae 5.500% July 1, 2033	1,297,149
2,500,000	Federal Home Loan Bank ‡ § 5.000% November 17, 2017	2,866,248
239,550	Freddie Mac 6.000% November 1, 2033	247,570
2,451,985	Freddie Mac 5.000% March 1, 2034	2,509,941
2,145,154	Freddie Mac † 5.573% May 1, 2037	2,156,784
167,462	Freddie Mac 4.500% April 1, 2021	171,488
184,720	Freddie Mac 4.500% July 1, 2021	189,161
813,541	Freddie Mac † 5.916% July 1, 2036	837,939
257,887	Freddie Mac 6.000% April 1, 2035	265,997
1,500,000	Freddie Mac § 4.125% September 27, 2013	1,616,290
3,982,825	Freddie Mac 5.500% August 1, 2038	4,080,699
1,768,196	Freddie Mac 6.000% July 1, 2038	1,823,251
2,175,700	Freddie Mac 5.500% August 1, 2035	2,229,845
446,187	Freddie Mac 4.500% November 1, 2035	452,943
7,885,566	Freddie Mac 5.500% May 1, 2038	8,079,343
471,242	Freddie Mac 4.000% December 1, 2020	476,379
2,134,658	Freddie Mac 5.500% August 1, 2036	2,187,448
5,692,961	Freddie Mac 5.000% April 1, 2037	5,824,853
2,657,817	Freddie Mac 5.500% April 1, 2037	2,723,395
1,367,594	Freddie Mac 5.500% June 1, 2036	1,401,415
682,251	Freddie Mac 5.500% February 1, 2018	705,654
750,000	Freddie Mac ‡ § 6.750% March 15, 2031	1,099,829
142,781	Freddie Mac 6.500% February 1, 2036	148,514
289,296	Freddie Mac 6.000% May 1, 2021	299,990
359,345	Freddie Mac 6.000% March 1, 2036	370,589
437,370	Freddie Mac 5.000% March 1, 2022	449,637

437,026	Freddie Mac 4.500% March 1, 2036	443,643
628,795	Freddie Mac 6.000% August 1, 2037	648,436
637,280	Freddie Mac 7.000% August 1, 2037	661,648
582,972	Freddie Mac 4.500% May 1, 2035	591,799
		$66,388,478

AIR FREIGHT — 0.14%
195,000	FedEx Corp Company Guaranteed Notes 5.500% August 15, 2009	195,209
		$195,209

AIRLINES — 0.06%
100,000	Southwest Airlines Co Debentures 7.375% March 1, 2027	81,653
		$81,653

AUTO PARTS & EQUIPMENT — 0.03%
50,000	Cooper-Standard Automotive Inc Notes 8.375% December 15, 2014	8,750
50,000	Tenneco Inc Notes 8.625% November 15, 2014	19,000
50,000	United Components Inc Senior Subordinated Notes 9.375% June 15, 2013	21,000
		$48,750

AUTOMOBILES — 0.31%
300,000	DaimlerChrysler NA Holding Corp Notes 4.875% June 15, 2010	272,060
185,000	DaimlerChrysler NA Holding Corp Notes 6.500% November 15, 2013	144,302
100,000	General Motors Corp Debentures 7.400% September 1, 2025	16,500
75,000	General Motors Corp Senior Unsecured Debentures 8.375% July 15, 2033	12,188
		$445,050

BANKS — 1.64%
200,000	BB&T Corp Notes 5.200% December 23, 2015	190,084
750,000	Marshall & Ilsley Bank Notes 4.400% March 15, 2010	704,797

250,000	PNC Funding Corp Bank Guaranteed Notes 5.625% February 1, 2017	242,817
150,000	Popular North America Inc Company Guaranteed Notes 5.650% April 15, 2009	148,607
250,000	US Bank NA Subordinated Notes 4.950% October 30, 2014	252,888
700,000	Wachovia Bank NA Subordinated Notes 4.800% November 1, 2014	651,974
200,000	Zions Bancorp Subordinated Notes 5.500% November 16, 2015	141,442
		$2,332,609

BIOTECHNOLOGY — 0.14%
200,000	Genentech Inc Senior Notes 4.750% July 15, 2015	201,213
		$201,213

BROADCAST/MEDIA — 2.16%
300,000	British Sky Broadcasting Group PLC Company Guaranteed Notes 8.200% July 15, 2009	304,963
100,000	Cinemark Inc ** Step Bond 0% - 9.750% 14.570% March 15, 2014	80,875
600,000	Comcast Cable Communications LLC Senior Unsecured Notes 7.125% June 15, 2013	589,450
250,000	Cox Communications Inc Unsecured Notes 7.125% October 1, 2012	239,254
350,000	Cox Communications Inc Senior Unsecured Notes 5.450% December 15, 2014	306,096
100,000	CSC Holdings Inc Debentures 8.125% August 15, 2009	99,500
100,000	DirecTV Holdings LLC/DirecTV Financing Co Inc Notes 8.375% March 15, 2013	99,500
100,000	EchoStar DBS Corp Company Guaranteed Notes 6.625% October 1, 2014	83,500
100,000	Kabel Deutschland GmbH Notes 10.625% July 1, 2014	89,000
50,000	Newport Television LLC/NTV Finance Corp * Senior Notes 13.000% March 15, 2017	3,812
500,000	News America Holdings Inc Company Guaranteed Debentures 9.250% February 1, 2013	538,369

75,000	Nexstar Broadcasting Inc Notes 7.000% January 15, 2014	32,344
50,000	Quebecor Media Inc Notes 7.750% March 15, 2016	33,750
250,000	Time Warner Cable Inc Notes 8.750% February 14, 2019	271,834
200,000	Time Warner Cable Inc Notes 5.850% May 1, 2017	182,711
50,000	Time Warner Inc Notes 6.750% April 15, 2011	48,819
50,000	Univision Communications Inc * Senior Notes 9.750% March 15, 2015	6,250
50,000	Videotron Ltee Notes 6.375% December 15, 2015	39,250
50,000	XM Satellite Radio Holdings Inc * Senior Notes 13.000% August 1, 2013	11,500
		$3,060,777

BUILDING MATERIALS — 0.07%
50,000	Interline Brands Inc Senior Subordinated Notes 8.125% June 15, 2014	39,500
50,000	Nortek Inc Senior Notes 10.000% December 1, 2013	34,000
50,000	Ply Gem Industries Inc Notes 11.750% June 15, 2013	27,000
		$100,500

CHEMICALS — 1.11%
50,000	Airgas Inc * Notes 7.125% October 1, 2018	42,750
384,000	Albemarle Corp Senior Unsecured Notes 5.100% February 1, 2015	339,615
50,000	Chemtura Corp Notes 6.875% June 1, 2016	25,500
325,000	EI du Pont de Nemours & Co Senior Unsecured Notes 5.000% January 15, 2013	327,940
50,000	Koppers Holdings Inc ** Step Bond 0% - 9.875% 13.560% November 15, 2014	38,750
150,000	Nalco Co Senior Subordinated Notes 8.875% November 15, 2013	126,750

250,000	Praxair Inc Senior Unsecured Notes 4.625% March 30, 2015	251,654
200,000	Rohm & Haas Co Senior Unsecured Notes 6.000% September 15, 2017	182,018
225,000	RPM International Inc Notes 6.500% February 15, 2018	203,842
50,000	Terra Capital Inc Company Guaranteed Notes 7.000% February 1, 2017	36,750
		$1,575,569

COMMERCIAL MORTGAGE BACKED — 6.83%
1,900,000	Banc of America Commercial Mortgage Inc Series 2007-1 Class A2 5.381% January 15, 2049	1,507,114
500,000	Banc of America Commercial Mortgage Inc † Series 2007-4 Class A4 5.745% July 10, 2017	360,269
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3 5.293% December 11, 2049	1,235,022
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust † Series 2007-CD5 Class A4 5.886% August 15, 2017	2,036,046
450,000	Credit Suisse First Boston Mortgage Securities Corp † Series 2005-C6 Class A2FX 5.207% December 15, 2040	409,059
1,200,000	Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class AAB 5.439% September 15, 2039	923,037
750,000	JP Morgan Chase Commercial Mortgage Securities Corp † Series 2007-CB19 Class A2 5.747% February 12, 2049	587,117
750,000	LB-UBS Commercial Mortgage Trust † Series 2008-C1 Class A2 6.149% April 15, 2041	576,180
200,000	Merrill Lynch Mortgage Trust Series MLMT 2008-C1 Class A2 5.425% February 12, 2051	173,356
200,000	Merrill Lynch Mortgage Trust † Series MLMT2008-C1 Class AM 6.266% February 12, 2051	93,890
1,000,000	ML-CFC Commercial Mortgage Trust Series 2007-6 Class A2 5.331% March 12, 2051	784,985
1,000,000	ML-CFC Commercial Mortgage Trust † Series 2007-6 Class A4 5.485% March 12, 2051	688,482
440,000	Morgan Stanley Capital I Series 2006-IQ12 Class A4 5.332% December 15, 2043	331,013
		$9,705,570

COMMUNICATIONS - EQUIPMENT — 0.45%
275,000	Cisco Systems Inc Notes 5.250% February 22, 2011	285,486
400,000	Harris Corp Senior Unsecured Notes 5.950% December 1, 2017	349,141
		$634,627

COMPUTER HARDWARE & SYSTEMS — 1.18%
50,000	Activant Solutions Inc Company Guaranteed Notes 9.500% May 1, 2016	23,250
500,000	Dell Inc Debentures 7.100% April 15, 2028	436,231
200,000	Hewlett-Packard Co Unsecured Notes 5.400% March 1, 2017	200,377
175,000	Hewlett-Packard Co Bonds 5.250% March 1, 2012	180,820
150,000	Hewlett-Packard Co Notes 6.125% March 1, 2014	159,450
500,000	International Business Machines Corp Notes 7.625% October 15, 2018	599,598
100,000	Seagate Technology HDD Holdings Notes 6.800% October 1, 2016	52,000
32,000	SMART Modular Technologies Inc † Senior Secured Notes 9.383% April 1, 2012	29,600
		$1,681,326

COMPUTER SOFTWARE & SERVICES — 0.41%
100,000	BMC Software Inc Unsecured Notes 7.250% June 1, 2018	94,032
100,000	Cisco Systems Inc Senior Notes 5.500% February 22, 2016	105,918
50,000	CompuCom Systems Inc * Senior Subordinated Notes 12.500% October 1, 2015	33,750
50,000	Open Solutions Inc * Senior Subordinated Notes 9.750% February 1, 2015	7,500
100,000	Oracle Corp Senior Notes 6.500% April 15, 2038	110,096
50,000	SERENA Software Inc Company Guaranteed Notes 10.375% March 15, 2016	25,375
50,000	SS&C Technologies Inc Company Guaranteed Notes 11.750% December 1, 2013	43,937

100,000	SunGard Data Systems Inc * Senior Notes 10.625% May 15, 2015	85,500
100,000	SunGard Data Systems Inc Company Guaranteed Notes 10.250% August 15, 2015	66,000
50,000	Unisys Corp Senior Notes 12.500% January 15, 2016	14,000
		$586,108

CONGLOMERATES — 0.61%
850,000	General Electric Co Unsecured Notes 5.000% February 1, 2013	859,597
		$859,597

CONTAINERS — 0.31%
125,000	Ball Corp Senior Notes 6.625% March 15, 2018	111,875
50,000	Berry Plastics Holding Corp Senior Secured Notes 8.875% September 15, 2014	21,750
150,000	Crown Americas Inc Company Guaranteed Notes 7.750% November 15, 2015	149,250
125,000	Graphic Packaging International Inc Company Guaranteed Notes 9.500% August 15, 2013	86,250
75,000	Owens-Brockway Glass Container Inc Senior Notes 8.250% May 15, 2013	73,875
		$443,000

DISTRIBUTORS — 0.21%
50,000	Baker & Taylor Inc * Secured Notes 11.500% July 1, 2013	21,062
50,000	NBC Acquisition Corp Notes 11.000% March 15, 2013	20,313
50,000	Nebraska Book Co Senior Subordinated Notes 8.625% March 15, 2012	22,500
75,000	SGS International Inc Senior Subordinated Notes 12.000% December 15, 2013	37,594
200,000	SYSCO Corp Unsecured Notes 4.200% February 12, 2013	199,248
		$300,717

ELECTRIC COMPANIES — 3.05%
200,000	AmerenUE Notes 6.000% April 1, 2018	176,583

250,000	Cleveland Electric Illuminating Co Senior Unsecured Notes 5.950% December 15, 2036	193,373
450,000	Commonwealth Edison Co Notes 5.800% March 15, 2018	406,714
300,000	Consolidated Edison Co of New York Debentures 5.500% September 15, 2016	297,197
100,000	Edison Mission Energy Senior Unsecured Notes 7.000% May 15, 2017	87,000
500,000	Exelon Generation Co LLC Notes 5.350% January 15, 2014	456,695
300,000	FPL Group Capital Inc Notes 5.350% June 15, 2013	300,612
75,000	Inergy LP/Inergy Finance Corp Senior Notes 6.875% December 15, 2014	58,500
75,000	Intergen NV * Senior Secured Notes 9.000% June 30, 2017	61,500
300,000	MidAmerican Energy Co Unsecured Notes 4.650% October 1, 2014	285,451
200,000	Northern States Power Co Notes 5.250% March 1, 2018	199,268
500,000	Pacific Gas & Electric Co Senior Unsecured Notes 4.200% March 1, 2011	493,937
125,000	PPL Energy Supply LLC Senior Unsecured Notes 6.000% December 15, 2036	80,799
350,000	PSE&G Power LLC Company Guaranteed Bonds 7.750% April 15, 2011	349,597
300,000	PSI Energy Inc Senior Unsecured Bonds 6.050% June 15, 2016	299,099
200,000	Texas Competitive Electric Holdings Co LLC * Senior Notes 10.500% November 1, 2015	142,000
200,000	Virginia Electric & Power Co Senior Unsecured Notes 5.100% November 30, 2012	195,524
300,000	Westar Energy Inc 1st Mortgage 5.875% July 15, 2036	242,471
		$4,326,320

ELECTRONIC INSTRUMENTS & EQUIPMENT — 0.54%
50,000	Baldor Electric Co Senior Notes 8.625% February 15, 2017	37,250

75,000	Belden Inc Notes 7.000% March 15, 2017	56,250
200,000	Emerson Electric Co Notes 5.750% November 1, 2011	207,842
100,000	General Cable Corp Notes 7.125% April 1, 2017	66,000
120,000	Hubbell Inc Notes 5.950% June 1, 2018	123,295
110,000	Koninklijke Philips Electronics NV Senior Unsecured Notes 5.750% March 11, 2018	101,348
200,000	Tyco Electronics Group SA Notes 5.950% January 15, 2014	173,237
		$765,222

ELECTRONICS - SEMICONDUCTOR — 0.18%
50,000	Freescale Semiconductor Inc Notes 9.125% December 15, 2014	11,500
50,000	Freescale Semiconductor Inc Company Guaranteed Notes 8.875% December 15, 2014	22,000
300,000	KLA-Tencor Corp Unsecured Notes 6.900% May 1, 2018	226,899
		$260,399

FINANCIAL SERVICES — 3.26%
50,000	ALH Finance LLC Company Guaranteed Notes 8.500% January 15, 2013	38,500
350,000	American Honda Finance Corp * Notes 4.625% April 2, 2013	325,956
500,000	Boeing Capital Corp Notes 6.500% February 15, 2012	511,038
300,000	Capital One Capital IV † Notes 6.745% February 17, 2037	136,934
75,000	CEVA Group PLC * Senior Notes 10.000% September 1, 2014	55,594
75,000	Ford Motor Credit Co † Senior Unsecured Notes 7.569% January 13, 2012	48,750
225,000	Ford Motor Credit Co Senior Notes 9.875% August 10, 2011	165,987
75,000	Ford Motor Credit Co Senior Notes 7.250% October 25, 2011	54,788

50,000	Fox Acquisition Sub LLC * ‡ Senior Notes 13.375% July 15, 2016	21,000
300,000	General Electric Capital Corp Notes 4.875% March 4, 2015	292,211
205,000	GMAC LLC Company Guaranteed Notes 7.000% February 1, 2012	164,312
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC Senior Secured Notes 9.750% November 15, 2014	14,250
200,000	Household Finance Corp Notes 7.000% May 15, 2012	200,304
500,000	HSBC Finance Capital Trust IX † Company Guaranteed Bonds 7.548% November 30, 2035	209,202
50,000	Icahn Enterprises LP Notes 7.125% February 15, 2013	34,500
200,000	International Lease Finance Corp Senior Unsecured Notes 4.875% September 1, 2010	156,777
250,000	Invesco Ltd Notes 5.625% April 17, 2012	228,744
50,000	Janus Capital Group Inc Senior Unsecured Notes 6.250% June 15, 2012	40,036
50,000	Janus Capital Group Inc Notes 6.700% June 15, 2017	37,268
500,000	JPMorgan Chase & Co Senior Notes 6.000% January 15, 2018	527,762
400,000	National Rural Utilities Cooperative Finance Corp Collateral Trust Bonds 5.450% February 1, 2018	355,164
75,000	Nuveen Investments Inc * Senior Notes 10.500% November 15, 2015	16,594
50,000	Petroplus Finance Ltd * Notes 7.000% May 1, 2017	30,500
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp Notes 9.250% April 1, 2015	32,250
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp ‡ Senior Subordinated Notes 10.625% April 1, 2017	27,000
250,000	Textron Financial Corp * † Junior Subordinated Bonds 6.000% February 15, 2067	51,788
200,000	Textron Financial Corp Unsecured Notes 5.400% April 28, 2013	139,539

500,000	Xstrata Finance Canada Ltd * Bonds 5.500% November 16, 2011	390,676
100,000	Yankee Acquisition Corp ‡ Senior Notes 9.750% February 15, 2017	42,000
500,000	ZFS Finance USA Trust I * † Bonds 6.150% December 15, 2065	280,138
		$4,629,562

FOOD & BEVERAGES — 1.80%
50,000	B&G Foods Inc Senior Notes 8.000% October 1, 2011	42,500
450,000	Bottling Group LLC Senior Unsecured Notes 5.500% April 1, 2016	450,293
75,000	Constellation Brands Inc Company Guaranteed Notes 7.250% May 15, 2017	70,875
100,000	Dean Foods Co Notes 7.000% June 1, 2016	85,000
220,000	General Mills Inc Notes 5.700% February 15, 2017	221,119
300,000	Kellogg Co Senior Unsecured Notes 4.250% March 6, 2013	290,518
400,000	Kraft Foods Inc Notes 6.250% June 1, 2012	413,696
250,000	Kraft Foods Inc Notes 5.250% October 1, 2013	243,849
75,000	Kroger Co Senior Notes 6.900% April 15, 2038	78,591
225,000	Kroger Co Notes 5.000% April 15, 2013	216,605
100,000	Michael Foods Inc Notes 8.000% November 15, 2013	86,000
250,000	PepsiCo Inc Senior Unsecured Notes 4.650% February 15, 2013	257,045
50,000	Pilgrims Pride Corp ˜ †† Senior Subordinated Notes 8.375% May 1, 2017	3,000
50,000	Pilgrims Pride Corp ˜ †† Notes 7.625% May 1, 2015	13,500
50,000	Reddy Ice Holdings Inc Senior Discount Notes 10.500% November 1, 2012	22,000

50,000	Smithfield Foods Inc Senior Notes 7.750% May 15, 2013	32,125
50,000	Smithfield Foods Inc Senior Notes 7.750% July 1, 2017	28,500
		$2,555,216

FOREIGN GOVERNMENTS — 1.32%
123,764	Government of Argentina Notes 8.280% December 31, 2033	39,914
310,000	Government of Brazil Bonds 8.250% January 20, 2034	378,975
260,000	Government of Brazil Bonds 6.000% January 17, 2017	268,450
100,000	Government of Colombia Notes 7.375% January 27, 2017	104,000
100,000	Government of Ecuador †† Bonds 10.000% August 15, 2030	26,000
100,000	Government of Indonesia Bonds 6.625% February 17, 2037	71,876
150,000	Government of Mexico Notes 5.625% January 15, 2017	150,000
301,000	Government of Mexico Notes 6.750% September 27, 2034	317,555
100,000	Government of Peru Bonds 6.550% March 14, 2037	89,250
90,000	Government of Philippines Bonds 9.000% February 15, 2013	95,400
100,000	Government of Turkey Bonds 7.000% September 26, 2016	98,000
300,000	Government of Venezuela Notes 7.650% April 21, 2025	117,750
250,000	Government of Venezuela Bonds 9.375% January 13, 2034	115,000
		$1,872,170

GOLD, METALS & MINING — 0.99%
200,000	Alcoa Inc Notes 5.550% February 1, 2017	157,392
50,000	Aleris International Inc Notes 9.000% December 15, 2014	3,000

315,000	ArcelorMittal Senior Unsecured Notes 6.125% June 1, 2018	215,699
500,000	BHP Billiton Finance USA Ltd Notes 4.800% April 15, 2013	464,107
250,000	BHP Finance USA Ltd Company Guaranteed Notes 5.250% December 15, 2015	223,839
300,000	Newmont Mining Corp Notes 5.875% April 1, 2035	184,511
100,000	Rio Tinto Finance USA Ltd Notes 5.875% July 15, 2013	79,651
100,000	Rio Tinto Finance USA Ltd Notes 6.500% July 15, 2018	73,317
		$1,401,516

HEALTH CARE RELATED — 1.11%
400,000	Aetna Inc Senior Unsecured Notes 5.750% June 15, 2011	390,728
200,000	CIGNA Corp Senior Unsecured Notes 6.350% March 15, 2018	178,490
50,000	CRC Health Corp Company Guaranteed Notes 10.750% February 1, 2016	30,125
375,000	HCA Inc Notes 9.625% November 15, 2016	292,500
50,000	National Mentor Holdings Inc Company Guaranteed Notes 11.250% July 1, 2014	39,375
50,000	Omnicare Inc Senior Subordinated Notes 6.875% December 15, 2015	41,000
200,000	Quest Diagnostics Inc Notes 6.400% July 1, 2017	183,781
50,000	United Surgical Partners International Inc Company Guaranteed Notes 9.250% May 1, 2017	30,750
400,000	UnitedHealth Group Inc Notes 6.000% February 15, 2018	369,054
75,000	Viant Holdings Inc * Notes 10.125% July 15, 2017	24,750
		$1,580,553

HOTELS/MOTELS — 0.23%
50,000	Fontainebleau Las Vegas * † 2nd Mortgage 10.750% June 15, 2015	4,875

50,000	MGM Mirage * ‡ Notes 13.000% November 15, 2013	47,625
100,000	MGM Mirage ‡ Bonds 8.375% February 1, 2011	59,500
75,000	MGM Mirage Notes 5.875% February 27, 2014	48,000
50,000	Royal Caribbean Cruises Ltd Senior Unsecured Notes 7.000% June 15, 2013	28,500
50,000	Seminole Hard Rock Entertainment Inc * † Notes 4.496% March 15, 2014	25,375
150,000	Wyndham Worldwide Corp Senior Unsecured Notes 6.000% December 1, 2016	60,463
75,000	Wynn Las Vegas LLC Notes 6.625% December 1, 2014	56,625
		$330,963

HOUSEHOLD GOODS — 0.13%
50,000	Sealy Mattress Co Senior Subordinated Notes 8.250% June 15, 2014	29,500
200,000	Whirlpool Corp Notes 5.500% March 1, 2013	158,236
		$187,736

INDEPENDENT POWER PRODUCER — 0.13%
100,000	Dynegy Holdings Inc Unsecured Notes 7.750% June 1, 2019	69,000
125,000	NRG Energy Inc Senior Notes 7.375% February 1, 2016	116,250
		$185,250

INSURANCE RELATED — 1.59%
175,000	ACE INA Holdings Inc Notes 5.700% February 15, 2017	156,913
200,000	ACE INA Holdings Inc Notes 5.600% May 15, 2015	181,558
375,000	Allstate Corp Notes 5.000% August 15, 2014	348,577
500,000	AXA Unsecured Subordinated Notes 8.600% December 15, 2030	327,389
300,000	Berkshire Hathaway Finance Corp Notes 4.850% January 15, 2015	300,506

60,000	Chubb Corp Senior Notes 5.750% May 15, 2018	57,610
50,000	CNA Financial Corp Senior Unsecured Notes 6.000% August 15, 2011	41,356
100,000	Horace Mann Educators Corp Senior Notes 6.850% April 15, 2016	103,284
100,000	MetLife Inc Senior Unsecured Notes 6.817% August 15, 2018	95,240
250,000	Pacific Life Corp * Bonds 6.600% September 15, 2033	208,638
140,000	Prudential Financial Inc Notes 6.625% December 1, 2037	95,453
275,000	St Paul Travelers Co Inc Senior Unsecured Notes 5.500% December 1, 2015	263,515
50,000	Universal City Development Partners LTD Notes 11.750% April 1, 2010	32,250
50,000	Vanguard Health Holding Co II LLC Senior Subordinated Notes 9.000% October 1, 2014	41,750
		$2,254,039

INVESTMENT BANK/BROKERAGE FIRM — 2.35%
525,000	Bear Stearns Cos Inc Unsecured Notes 7.250% February 1, 2018	575,324
125,000	Bear Stearns Cos Inc Senior Unsecured Notes 5.700% November 15, 2014	122,038
400,000	BlackRock Inc Senior Unsecured Notes 6.250% September 15, 2017	374,081
325,000	Eaton Vance Corp Unsubordinated Notes 6.500% October 2, 2017	287,981
200,000	FMR LLC * Bonds 7.570% June 15, 2029	192,918
450,000	Goldman Sachs Group Inc Senior Notes 6.150% April 1, 2018	432,432
200,000	Goldman Sachs Group Inc Notes 5.250% October 15, 2013	183,730
500,000	Merrill Lynch & Co Inc Senior Unsecured Notes 6.050% August 15, 2012	493,290
100,000	Morgan Stanley Senior Unsecured Notes 6.000% April 28, 2015	86,273

200,000	Morgan Stanley Senior Unsecured Notes 6.625% April 1, 2018	175,458
550,000	Morgan Stanley Subordinated Notes 4.750% April 1, 2014	419,039
		$3,342,564

LEISURE & ENTERTAINMENT — 0.62%
50,000	Herbst Gaming Inc ˜ †† Notes 7.000% November 15, 2014	188
50,000	HRP Myrtle Beach Operations LLC * † ˜ †† Secured Notes 7.383% April 1, 2012	2,500
75,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * ‡ Senior Secured Notes 11.000% November 1, 2012	40,875
50,000	Jacobs Entertainment Inc Notes 9.750% June 15, 2014	24,000
50,000	Penn National Gaming Inc Senior Subordinated Notes 6.750% March 1, 2015	38,000
50,000	San Pasqual Casino * Notes 8.000% September 15, 2013	36,250
50,000	Shingle Springs Tribal Gaming Authority * Senior Notes 9.375% June 15, 2015	25,000
315,000	Time Warner Inc Notes 5.500% November 15, 2011	295,978
50,000	Tunica Biloxi Gaming Authority * Senior Unsecured Notes 9.000% November 15, 2015	39,500
350,000	Walt Disney Co Notes 5.700% July 15, 2011	371,343
		$873,634

MACHINERY — 0.88%
350,000	Caterpillar Inc Notes 7.000% December 15, 2013	377,114
320,000	Dover Corp Notes 5.450% March 15, 2018	330,007
200,000	Harsco Corp Senior Unsecured Notes 5.750% May 15, 2018	202,582
140,000	Ingersoll-Rand Global Holding Co Ltd Notes 6.875% August 15, 2018	133,885
50,000	Mueller Water Products Inc Notes 7.375% June 1, 2017	34,000

135,000	Roper Industries Inc Notes 6.625% August 15, 2013	135,383
50,000	SPX Corp * Senior Unsecured Notes 7.625% December 15, 2014	43,500
		$1,256,471

MEDICAL PRODUCTS — 0.20%
50,000	Bausch & Lomb Inc * Senior Notes 9.875% November 1, 2015	37,500
175,000	Biomet Inc Notes 11.625% October 15, 2017	149,625
75,000	Universal Hospital Services Inc Notes 8.500% June 1, 2015	53,250
75,000	VWR Funding Inc Notes 10.250% July 15, 2015	47,250
		$287,625

MISCELLANEOUS — 0.22%
50,000	American Achievement Corp * Company Guaranteed Notes 8.250% April 1, 2012	38,500
100,000	Capmark Financial Group Inc Company Guaranteed Notes 6.300% May 10, 2017	27,507
100,000	Jarden Corp Senior Subordinated Notes 7.500% May 1, 2017	68,250
75,000	Kansas City Southern Railway Co Senior Notes 8.000% June 1, 2015	59,250
100,000	Rainbow National Services LLC * Company Guaranteed Notes 10.375% September 1, 2014	89,000
50,000	Stena AB Senior Unsecured Notes 7.500% November 1, 2013	33,062
		$315,569

OIL & GAS — 3.26%
300,000	Anadarko Petroleum Corp Senior Notes 5.950% September 15, 2016	264,993
50,000	BASiC Energy Services Inc Company Guaranteed Notes 7.125% April 15, 2016	28,500
400,000	Canadian Natural Resources Ltd Bonds 5.850% February 1, 2035	296,506
150,000	Chesapeake Energy Corp Senior Notes 6.875% January 15, 2016	120,000

50,000	Compagnie Generale de Geophysique SA Senior Unsecured Notes 7.750% May 15, 2017	29,000
130,000	Conoco Funding Co Bonds 7.250% October 15, 2031	139,866
500,000	ConocoPhillips Australia Funding Co Notes 5.500% April 15, 2013	510,438
300,000	Consolidated Natural Gas Co Senior Notes 5.000% December 1, 2014	275,450
100,000	El Paso Corp Senior Notes 7.800% August 1, 2031	65,150
155,000	Enbridge Inc Bonds 5.600% April 1, 2017	131,599
50,000	Forest Oil Corp Company Guaranteed Notes 7.250% June 15, 2019	36,500
100,000	Gaz Capital SA Notes 8.625% April 28, 2034	80,000
50,000	Hilcorp Energy I LP/Hilcorp Finance Co * Senior Unsecured Notes 7.750% November 1, 2015	35,250
100,000	Holly Energy Partners LP Company Guaranteed Notes 6.250% March 1, 2015	67,000
600,000	Husky Oil Ltd Senior Unsecured Debentures 7.550% November 15, 2016	586,423
250,000	Kinder Morgan Energy Partners LP Senior Unsecured Notes 5.850% September 15, 2012	228,950
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp Company Guaranteed Notes 8.750% April 15, 2018	62,000
100,000	Morgan Stanley Bank AG for OAO Gazprom Notes 9.625% March 1, 2013	91,000
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp Company Guaranteed Notes 6.250% September 15, 2015	37,184
200,000	PEMEX Project Funding Master Trust Bonds 9.125% October 13, 2010	210,500
75,000	Plains Exploration & Production Co Senior Unsecured Notes 7.750% June 15, 2015	56,625
138,900	Qatar Petroleum * Notes 5.579% May 30, 2011	129,758
50,000	Range Resources Corp Notes 7.250% May 1, 2018	41,750

50,000	SandRidge Energy Inc * Senior Notes 8.000% June 1, 2018	27,750
250,000	Spectra Energy Capital LLC Senior Unsecured Notes 6.250% February 15, 2013	237,874
150,000	Valero Energy Corp Unsecured Notes 7.500% April 15, 2032	119,928
50,000	Valero Energy Corp Unsecured Notes 6.875% April 15, 2012	50,281
50,000	Valero Energy Corp Senior Unsecured Notes 4.750% April 1, 2014	43,288
40,000	Weatherford International Ltd Notes 7.000% March 15, 2038	30,700
100,000	Weatherford International Ltd Notes 6.000% March 15, 2018	83,976
155,000	XTO Energy Inc Senior Notes 6.250% August 1, 2017	148,843
105,000	XTO Energy Inc Senior Notes 6.750% August 1, 2037	98,339
300,000	XTO Energy Inc Unsecured Notes 6.375% June 15, 2038	263,966
		$4,629,387

PAPER & FOREST PRODUCTS — 0.18%
50,000	NewPage Corp ‡ Company Guaranteed Notes 12.000% May 1, 2013	14,250
50,000	Rock-Tenn Co * Senior Notes 9.250% March 15, 2016	46,500
300,000	Weyerhaeuser Co Debentures 7.375% March 15, 2032	194,775
		$255,525

PERSONAL LOANS — 0.67%
200,000	American Express Co Notes 4.750% June 17, 2009	198,970
400,000	American Express Credit Corp Unsecured Notes 5.875% May 2, 2013	383,990
320,000	HSBC Finance Corp Senior Unsecured Bonds 4.750% April 15, 2010	317,189
50,000	Lender Processing Services Notes 8.125% July 1, 2016	44,563
		$944,712

PHARMACEUTICALS — 0.60%
350,000	Abbott Laboratories Unsecured Notes 5.150% November 30, 2012	373,539
300,000	Eli Lilly & Co Bonds 5.200% March 15, 2017	304,653
150,000	Pharmacia Corp Senior Unsecured Debentures 6.500% December 1, 2018	173,492
		$851,684

POLLUTION CONTROL — 0.59%
100,000	Allied Waste North America Inc Senior Notes 7.250% March 15, 2015	93,000
750,000	Republic Services Inc Senior Unsecured Notes 6.750% August 15, 2011	737,805
		$830,805

PRINTING & PUBLISHING — 0.06%
100,000	Dex Media Inc Senior Discount Notes 9.000% November 15, 2013	18,500
100,000	Dex Media West Senior Subordinated Notes 9.875% August 15, 2013	23,750
50,000	Idearc Inc Company Guaranteed Notes 8.000% November 15, 2016	3,750
50,000	MediMedia USA Inc * Senior Subordinated Notes 11.375% November 15, 2014	30,000
75,000	Reader’s Digest Association Inc Notes 9.000% February 15, 2017	6,469
		$82,469

RAILROADS — 0.86%
375,000	Burlington Northern Santa Fe Corp Unsecured Notes 4.875% January 15, 2015	352,899
400,000	Norfolk Southern Corp Senior Unsecured Notes 6.750% February 15, 2011	404,644
500,000	Union Pacific Corp Senior Notes 4.875% January 15, 2015	457,020
		$1,214,563

REAL ESTATE — 0.30%
300,000	AMB Property LP Notes 6.300% June 1, 2013	188,905

50,000	Host Hotels & Resorts LP REIT Company Guaranteed Notes 6.875% November 1, 2014	38,500
50,000	Host Hotels & Resorts LP REIT Company Guaranteed Notes 7.125% November 1, 2013	40,250
100,000	Simon Property Group LP Notes 6.125% May 30, 2018	67,570
100,000	Ventas Realty LP Notes 9.000% May 1, 2012	89,000
		$424,225

RESTAURANTS — 0.04%
50,000	Dave & Buster’s Inc Notes 11.250% March 15, 2014	26,500
50,000	NPC International Inc ‡ Notes 9.500% May 1, 2014	36,250
		$62,750

RETAIL — 1.10%
50,000	AutoNation Inc ‡ Company Guaranteed Notes 7.000% April 15, 2014	36,500
100,000	Best Buy Co Inc * Notes 6.750% July 15, 2013	93,357
400,000	Costco Wholesale Corp Senior Notes 5.300% March 15, 2012	417,464
100,000	CVS Caremark Corp Senior Unsecured Notes 5.750% June 1, 2017	94,147
75,000	Dollar General Corp Notes 11.875% July 15, 2017	64,125
100,000	General Nutrition Center Inc † Company Guaranteed Notes 7.199% March 15, 2014	56,000
200,000	JC Penney Corp Inc Unsecured Notes 5.750% February 15, 2018	132,761
300,000	Target Corp Notes 5.875% March 1, 2012	304,555
100,000	Wal-Mart Stores Inc Senior Unsecured Notes 4.250% April 15, 2013	102,928
225,000	Wal-Mart Stores Inc Senior Notes 6.200% April 15, 2038	257,502
		$1,559,339

SPECIALIZED SERVICES — 0.69%
50,000	AMR HoldCo/EmCare HoldCo Inc Notes 10.000% February 15, 2015	46,500
125,000	ARAMARK Corp Notes 8.500% February 1, 2015	113,125
50,000	ASG Consolidated LLC Senior Discount Notes 11.500% November 1, 2011	42,500
50,000	Ceridian Corp * Senior Unsecured Notes 11.500% November 15, 2015	26,562
100,000	Education Management LLC ‡ Company Guaranteed Notes 10.250% June 1, 2016	72,500
100,000	First Data Corp Company Guaranteed Notes 9.875% September 24, 2015	60,500
50,000	Hertz Corp Notes 8.875% January 1, 2014	30,750
50,000	Hertz Corp Company Guaranteed Notes 10.500% January 1, 2016	22,813
100,000	KAR Holdings Inc Notes 10.000% May 1, 2015	33,000
50,000	Knowledge Learning Corp Inc * Company Guaranteed Notes 7.750% February 1, 2015	35,000
100,000	Lamar Media Corp ‡ Company Guaranteed Notes 6.625% August 15, 2015	72,250
50,000	R H Donnelley Corp Senior Discount Notes 6.875% January 15, 2013	6,750
100,000	RSC Equipment Rental Inc Senior Notes 9.500% December 1, 2014	55,000
50,000	Sensus Metering Systems Inc Senior Subordinated Notes 8.625% December 15, 2013	36,500
75,000	US Investigations Services Inc * Senior Notes 10.500% November 1, 2015	54,750
350,000	Visant Holding Corp Senior Notes 8.750% December 1, 2013	259,000
50,000	WDAC Subsidiary Corp * Senior Notes 8.375% December 1, 2014	16,500
		$984,000

TELEPHONE & TELECOMMUNICATIONS — 2.77%
50,000	ALLTELL Communications Inc * Senior Notes 10.375% December 1, 2017	56,000

450,000	AT&T Inc Senior Notes 6.700% November 15, 2013	476,695
540,000	AT&T Inc Notes 5.100% September 15, 2014	530,813
300,000	AT&T Wireless Services Inc Senior Unsecured Notes 8.750% March 1, 2031	375,026
75,000	Centennial Communications Corp Senior Notes 10.000% January 1, 2013	77,625
104,000	Digicel Group Ltd * Senior Notes 9.125% January 15, 2015	65,520
250,000	Embarq Corp Senior Unsecured Notes 6.738% June 1, 2013	211,250
50,000	Fairpoint Communications Inc * Senior Notes 13.125% April 1, 2018	24,000
50,000	Intelsat Bermuda Ltd Senior Notes 11.250% June 15, 2016	45,500
200,000	Intelsat Intermediate Holding Co Ltd * ** Step Bond 0% - 9.500% 11.420% February 1, 2015	152,000
75,000	MetroPCS Wireless Inc Company Guaranteed Notes 9.250% November 1, 2014	67,125
50,000	Nextel Communications Inc Senior Notes 7.375% August 1, 2015	21,000
75,000	Qwest Corp Notes 8.875% March 15, 2012	69,375
350,000	Rogers Communications Inc Senior Notes 6.800% August 15, 2018	353,651
100,000	Rogers Wireless Inc Notes 8.000% December 15, 2012	95,750
250,000	Sprint Capital Corp Notes 6.900% May 1, 2019	177,500
50,000	Sprint Nextel Corp Bonds 6.000% December 1, 2016	35,250
280,000	Telecom Italia Capital SA Notes 4.875% October 1, 2010	253,400
300,000	Telefonica Emisiones SAU Company Guaranteed Notes 7.045% June 20, 2036	327,459
75,000	Verizon Communications Inc Notes 6.100% April 15, 2018	74,729

200,000	Verizon Global Funding Corp Senior Unsubordinated Unsecured Notes 7.250% December 1, 2010	209,672
50,000	Vodafone Group PLC Senior Unsecured Notes 5.350% February 27, 2012	49,363
100,000	Vodafone Group PLC Senior Unsecured Notes 5.625% February 27, 2017	94,225
50,000	West Corp ‡ Company Guaranteed Notes 11.000% October 15, 2016	23,250
125,000	West Corp Senior Notes 9.500% October 15, 2014	68,750
		$3,934,928

TOBACCO — 0.43%
450,000	Philip Morris International Inc Unsecured Notes 5.650% May 16, 2018	446,100
200,000	Reynolds American Inc Notes 7.750% June 1, 2018	164,086
		$610,186

U.S. GOVERNMENTS — 0.12%
150,000	United States of America 4.125% May 15, 2015	172,031
		$172,031

UTILITIES — 0.62%
150,000	AmeriGas Partners LP Senior Unsecured Notes 7.250% May 20, 2015	122,250
100,000	Regency Energy Partners LP Notes 8.375% December 15, 2013	68,500
250,000	Sempra Energy Senior Notes 9.800% February 15, 2019	278,914
350,000	Southern California Gas Co Bonds 5.500% March 15, 2014	365,246
50,000	Southern Star Central Corp Senior Notes 6.750% March 1, 2016	41,500
		$876,410

WHOLE LOAN — 2.83%
3,578,431	Countrywide Home Loans Series 2007-17 Class 3A1 6.750% October 25, 2037	2,996,744

1,196,643	Wells Fargo Mortgage Backed Securities Trust Series 2003-18 Class A1 5.500% December 25, 2033	1,023,130
		$4,019,874

TOTAL BONDS — 96.78% (Cost $146,981,425)		$137,448,674

PREFERRED STOCK

Shares		Value ($)

FINANCIAL SERVICES — 0.01%
43	Preferred Blocker Inc	10,750

TOTAL PREFERRED STOCK — 0.01% (Cost $3,617)		$10,750

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,566,005	Goldman Sachs & Co Repurchase Agreement 0.040% January 2, 2009	4,566,005

TOTAL SECURITIES LENDING COLLATERAL — 3.21% (Cost $4,566,005)		$4,566,005

TOTAL MAXIM FEDERATED BOND PORTFOLIO — 100% (Cost $151,551,047)		$142,025,429

Legend

*	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

†	Represents the current interest rate for variable rate security.

‡	A portion or all of the security is on loan at December 31, 2008.

§	Security is an agency note with maturity date and interest rate indicated.

**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2008.

˜	Security in bankruptcy at December 31, 2008.

††	Security in default at December 31, 2008.

REIT Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	81,738,266	59.47%
Aa	4,598,959	3.35%
A	20,677,090	15.04%
Baa	19,848,918	14.44%
Ba	3,244,075	2.36%
B	4,737,313	3.45%
C	2,544,951	1.85%
Withdrawn Rating	19,188	0.01%
Not Rated	39,914	0.03%
	$137,448,674	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 1,009.73	$ 3.54

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.62	$ 3.56

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

       (3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009